UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2014

Date of reporting period:	09/30/2014

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2014 is filed herewith.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Investments — 110.6% of net assets

Common Stocks — 46.0%

US Common Stocks — 22.6%

Aerospace & Defense — 0.2%
Exelis, Inc.	560,482	$9,270,372
Lockheed Martin Corp.	13,700	2,504,086
Northrop Grumman Corp.	16,300	2,147,688
Vectrus, Inc. (a)	31,138	608,123
		14,530,269
Air Freight & Logistics — 0.2%
FedEx Corp.	78,000	12,593,100

Airlines — 0.7%
American Airlines Group, Inc.	113,552	4,028,825
AMR Corp. (a) (b) (c) (d)	260,322	356,641
Delta Air Lines, Inc.	918,590	33,207,028
Southwest Airlines Co.	64,000	2,161,280
United Continental Holdings, Inc. (a)	87,178	4,079,059
		43,832,833
Automobiles — 0.1%
General Motors Co.	131,370	4,195,958

Beverages — 0.3%
Coca-Cola Enterprises, Inc.	38,370	1,702,093
Constellation Brands, Inc., Class A (a)	55,753	4,859,432
Dr Pepper Snapple Group, Inc.	178,211	11,460,749
Monster Beverage Corp. (a)	25,700	2,355,919
		20,378,193
Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc. (a)	4,850	804,227
Biogen Idec, Inc. (a)	7,700	2,547,237
Celgene Corp. (a)	11,200	1,061,536
Gilead Sciences, Inc. (a)	30,500	3,246,725
		7,659,725
Building Products — 0.2%
USG Corp. (a)	327,700	9,008,473

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The)	146,086	26,817,007

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Northern Trust Corp.	117,900	$8,020,737
		34,837,744
Chemicals — 0.6%
Air Products & Chemicals, Inc.	36,713	4,779,299
Axiall Corp.	230,900	8,268,529
Calgon Carbon Corp. (a)	346,100	6,707,418
CF Industries Holdings, Inc.	5,800	1,619,476
LyondellBasell Industries NV, Class A	21,300	2,314,458
Taminco Corp. (a)	42,989	1,122,013
WR Grace & Co. (a)	99,712	9,067,809
		33,879,002
Commercial Banks — 0.5%
Comerica, Inc.	13,700	683,082
Huntington Bancshares Inc.	89,660	872,392
Wells Fargo & Co.	547,188	28,382,641
		29,938,115
Commercial Services & Supplies — 0.5%
ADT Corp. (The)	279,685	9,917,630
Covanta Holding Corp.	228,039	4,838,988
Iron Mountain, Inc.	313,154	10,224,478
KAR Auction Services, Inc.	192,413	5,508,784
		30,489,880
Communications Equipment — 0.1%
Motorola Solutions, Inc.	71,772	4,541,732
QUALCOMM, Inc.	31,200	2,332,824
		6,874,556
Computers & Peripherals — 0.5%
Apple, Inc.	77,000	7,757,750
EMC Corp.	222,800	6,519,128
Hewlett-Packard Co.	67,200	2,383,584
SanDisk Corp.	83,745	8,202,823
Western Digital Corp.	21,900	2,131,308
		26,994,593
Construction & Engineering — 0.0%
Fluor Corp.	9,100	607,789

Consumer Finance — 0.2%
American Express Co.	61,954	5,423,453
Capital One Financial Corp.	29,400	2,399,628

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Discover Financial Services	34,100	$2,195,699
		10,018,780
Containers & Packaging — 0.2%
Avery Dennison Corp.	164,700	7,353,855
Sealed Air Corp.	203,139	7,085,488
		14,439,343
Diversified Financial Services — 0.8%
JPMorgan Chase & Co.	772,465	46,533,292
Moody's Corp.	7,200	680,400
		47,213,692
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	188,300	6,635,692
CenturyLink, Inc.	51,900	2,122,191
TW Telecom, Inc. (a)	397,400	16,535,814
Verizon Communications, Inc.	220,963	11,045,940
		36,339,637
Electric Utilities — 0.1%
Edison International	34,000	1,901,280
Entergy Corp.	13,600	1,051,688
		2,952,968
Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	374,426	4,579,230
Knowles Corp. (a)	323,294	8,567,291
		13,146,521
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	33,300	2,166,498
Cameron International Corp. (a)	27,900	1,852,002
Halliburton Co.	38,300	2,470,733
		6,489,233
Food & Staples Retailing — 0.7%
Kroger Co. (The)	41,900	2,178,800
Sysco Corp.	218,500	8,292,075
Wal-Mart Stores, Inc.	358,748	27,433,460
Whole Foods Market, Inc.	51,246	1,952,985
		39,857,320

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Food Products — 0.5%
Archer-Daniels-Midland Co.	33,800	$1,727,180
Bunge, Ltd.	1,100	92,653
ConAgra Foods, Inc.	246,600	8,147,664
Ingredion, Inc.	98,100	7,434,999
Kraft Foods Group, Inc.	68,466	3,861,482
Mondelez International, Inc.	258,600	8,860,929
Tyson Foods, Inc., Class A	52,500	2,066,925
		32,191,832
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	103,200	7,406,664

Health Care Providers & Services — 0.8%
Aetna, Inc.	23,110	1,871,910
AmerisourceBergen Corp.	25,200	1,947,960
BioScrip, Inc. (a)	272,095	1,880,176
Brookdale Senior Living, Inc. (a)	237,600	7,655,472
Cardinal Health, Inc.	28,900	2,165,188
CIGNA Corp.	17,400	1,578,006
Community Health Systems, Inc. (a)	64,996	3,561,131
Express Scripts Holding Co. (a)	30,900	2,182,467
HCA Holdings, Inc. (a)	22,100	1,558,492
Humana, Inc.	10,000	1,302,900
McKesson Corp.	12,000	2,336,040
UnitedHealth Group, Inc.	100,400	8,659,500
VCA Antech, Inc. (a)	190,543	7,494,056
		44,193,298
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.	184,400	7,407,348
Ignite Restaurant Group, Inc. (a)	81,944	491,664
Jack in the Box, Inc.	3,385	230,823
Jamba, Inc. (a)	159,753	2,271,688
Royal Caribbean Cruises, Ltd.	62,679	4,217,670
Wyndham Worldwide Corp.	8,000	650,080
Yum! Brands, Inc.	107,300	7,723,454
		22,992,727
Household Durables — 0.1%
Beazer Homes USA, Inc. (a)	158,380	2,657,616
WCI Communities, Inc. (a)	184,000	3,392,960
Whirlpool Corp.	12,900	1,878,885
		7,929,461

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Household Products — 0.1%
Procter & Gamble Co. (The)	55,100	$4,614,074

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	113,600	1,610,848

Industrial Conglomerates — 0.1%
General Electric Co.	273,800	7,014,756

Insurance — 0.5%
Allstate Corp. (The)	37,200	2,282,964
American International Group, Inc.	48,600	2,625,372
Assurant, Inc.	13,970	898,271
Everest Re Group, Ltd.	51,900	8,408,320
Genworth Financial, Inc., Class A (a)	110,300	1,444,930
Loews Corp.	215,000	8,956,900
Travelers Companies, Inc. (The)	23,700	2,226,378
Unum Group	32,000	1,100,160
		27,943,295
Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	78,347	25,262,207
Expedia, Inc.	23,300	2,041,546
Netflix, Inc. (a)	18,624	8,402,776
		35,706,529
Internet Software & Services — 0.9%
Google, Inc., Class A (a)	31,960	18,805,584
Google, Inc., Class C (a)	30,129	17,395,279
LinkedIn Corp. (a)	63,335	13,160,380
Twitter, Inc. (a)	29,102	1,501,081
VeriSign, Inc. (a)	32,800	1,807,936
		52,670,260
IT Services — 0.5%
Cognizant Technology Solutions Corp. (a)	110,209	4,934,057
Computer Sciences Corp.	23,400	1,430,910
International Business Machines Corp. (IBM)	98,326	18,665,225
Lionbridge Technologies, Inc. (a)	508,525	2,288,362
		27,318,554
Leisure Equipment & Products — 0.0%
Polaris Industries, Inc.	13,400	2,007,186

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.	204,050	$8,896,580

Machinery — 0.3%
Actuant Corp.	235,900	7,199,668
Lindsay Corp.	123,300	9,216,675
		16,416,343
Media — 2.4%
Cablevision Systems Corp.	620,436	10,863,834
CBS Corp., Class B	125,153	6,695,686
CBS Outdoor Americas, Inc.	731,200	21,892,128
Comcast Corp., Class A	832,331	44,762,761
DIRECTV (a)	27,200	2,353,344
Gray Television, Inc. (a)	328,499	2,588,572
Live Nation, Inc. (a)	243,338	5,844,979
McGraw-Hill Companies, Inc. (The)	25,200	2,128,140
News Corp., Class A (a)	246,800	4,035,180
News Corp., Class B (a)	356,000	5,742,280
Sinclair Broadcast Group, Inc.	337,048	8,793,582
Twenty-First Century Fox, Inc.	158,919	5,449,333
Walt Disney Co. (The)	259,534	23,106,312
		144,256,131
Metals & Mining — 0.2%
Alcoa, Inc.	86,200	1,386,958
Compass Minerals International, Inc.	104,600	8,815,688
Freeport-McMoRan Copper & Gold, Inc.	19,700	643,205
TimkenSteel Corp.	56,055	2,605,997
		13,451,848
Multiline Retail — 0.2%
J.C. Penney Co., Inc. (a)	498,200	5,001,928
Kohl's Corp.	35,200	2,148,256
Macy's, Inc.	33,300	1,937,394
		9,087,578
Office Electronics — 0.0%
Xerox Corp.	156,300	2,067,849

Oil, Gas & Consumable Fuels — 0.6%
Chesapeake Energy Corp.	537,500	12,357,125
ConocoPhillips Co.	18,810	1,439,341
Harvest Natural Resources, Inc. (a)	443,434	1,627,403
Hess Corp.	6,100	575,352
Marathon Petroleum Corp.	23,530	1,992,285

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Murphy Oil Corp.	90,700	$5,161,737
Tesoro Corp.	35,000	2,134,300
Valero Energy Corp.	46,400	2,146,928
WPX Energy, Inc. (a)	250,200	6,019,812
		33,454,283
Pharmaceuticals — 0.5%
Merck & Co., Inc.	103,800	6,153,264
Pfizer, Inc.	426,757	12,619,205
Zoetis, Inc.	290,400	10,730,280
		29,502,749
Real Estate — 0.1%
CBRE Group, Inc. (a)	47,900	1,424,546
Realogy Holdings Corp. (a)	116,344	4,327,997
		5,752,543
Real Estate Investment Trusts (REITs) — 3.2%
Alexander's, Inc.	35,363	13,222,579
AvalonBay Communities, Inc.	45,800	6,456,426
Brandywine Realty Trust	416,700	5,862,969
CBL & Associates Properties, Inc.	1,963,300	35,143,070
DCT Industrial Trust, Inc.	768,100	5,768,431
DDR Corp.	367,900	6,154,967
Douglas Emmett, Inc.	595,600	15,289,052
DuPont Fabros Technology, Inc.	6,500	175,760
Gramercy Property Trust, Inc.	952,900	5,488,704
HCP, Inc.	238,100	9,454,951
Highwoods Properties, Inc.	393,967	15,325,316
Mid-America Apartment Communities, Inc.	49,200	3,229,980
SL Green Realty Corp.	188,800	19,129,216
Starwood Property Trust, Inc.	225,891	4,960,567
Starwood Waypoint Residential Trust	34,025	884,990
Ventas, Inc.	270,200	16,738,890
Vornado Realty Trust	159,800	15,973,608
Washington Prime Group, Inc.	531,000	9,281,880
		188,541,356
Real Estate Management & Development — 0.2%
KB Home	192,400	2,874,456
TRI Pointe Homes, Inc. (a)	729,400	9,438,436
		12,312,892
Road & Rail — 0.0%
Union Pacific Corp.	12,400	1,344,408

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Semiconductors & Semiconductor Equipment — 0.4%
Cabot Microelectronics Corp. (a)	52,700	$2,184,415
Entegris, Inc. (a)	703,200	8,086,800
Intel Corp.	101,500	3,534,230
Lam Research Corp.	29,500	2,203,650
Micron Technology, Inc. (a)	67,500	2,312,550
SunEdison, Inc. (a)	161,128	3,042,097
		21,363,742
Software — 0.6%
Cadence Design Systems, Inc. (a)	276,836	4,764,347
Microsoft Corp.	329,660	15,283,038
MicroStrategy, Inc., Class A (a)	26,427	3,457,709
Oracle Corp.	181,100	6,932,508
SolarWinds, Inc. (a)	95,651	4,022,124
		34,459,726
Specialty Retail — 1.0%
Aaron's, Inc.	364,200	8,857,344
CST Brands, Inc.	277,600	9,979,720
Destination XL Group, Inc. (a)	340,633	1,607,788
Dick's Sporting Goods, Inc.	179,865	7,892,476
L Brands, Inc.	170,803	11,440,385
Office Depot, Inc. (a)	1,179,614	6,063,216
Penske Automotive Group, Inc.	43,732	1,775,082
Pep Boys-Manny Moe & Jack (The) (a)	528,726	4,710,948
Urban Outfitters, Inc. (a)	169,474	6,219,696
		58,546,655
Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc.	280,326	25,005,079

Thrifts & Mortgage Finance — 0.0%
Ladder Capital Corp., Class A (a)	139,692	2,640,179
Washington Mutual, Inc. (a) (c) (d)	33,600	—
		2,640,179
Tobacco — 0.1%
Altria Group, Inc.	10,400	477,776
Lorillard, Inc.	34,900	2,090,859
Philip Morris International, Inc.	7,300	608,820
		3,177,455
Trading Companies & Distributors — 0.1%
NOW, Inc. (a)	166,600	5,066,306

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

United Rentals, Inc. (a)	9,600	$1,066,560
		6,132,866
Total US Common Stocks (Cost $1,168,330,148)		1,336,287,470

Foreign Common Stocks — 23.4%

Australia — 0.4%
ALS, Ltd.	23,068	105,686
Alumina, Ltd. (a)	385,654	569,599
Amcor, Ltd.	20,457	203,074
Ansell, Ltd.	3,243	55,144
BHP Billiton, Ltd.	13,983	411,428
BlueScope Steel, Ltd. (a)	74,957	354,366
Coca-Cola Amatil, Ltd.	77,337	593,224
Fairfax Media, Ltd.	388,984	263,206
Goodman Fielder, Ltd.	239,470	131,022
Iluka Resources, Ltd.	40,482	277,367
Metcash, Ltd.	114,427	262,520
Mineral Resources, Ltd.	518,800	3,954,547
Orica, Ltd.	16,629	273,875
Premier Investments, Ltd.	7,652	68,631
QBE Insurance Group, Ltd. - ASE Shares	311,306	3,170,523
SAI Global, Ltd.	36,218	128,136
Santos, Ltd.	13,123	156,560
Scentre Group (a)	1,524,043	4,364,315
Sigma Pharmaceuticals, Ltd.	383,314	263,914
Toll Holdings, Ltd.	69,685	342,823
Transpacific Industries Group, Ltd.	292,552	208,551
Westfield Corp. - REIT	1,060,981	6,900,624
Wotif.com Holdings, Ltd.	39,742	107,875
		23,167,010
Austria — 0.2%
Andritz AG	5,107	272,268
CA Immobilien Anlagen AG	125,700	2,502,519
Conwert Immobilien Invest SE	460,200	5,229,669
Oesterreichische Post AG	10,728	514,509
Wienerberger AG	32,305	416,161
		8,935,126
Belgium — 0.0%
Ageas, Strip VVPR (a) (c)	1,966	3
Anheuser-Busch InBev NV	18,136	2,011,817
		2,011,820
Bermuda — 0.0%
Nabors Industries, Ltd.	82,800	1,884,528

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Brazil — 0.4%
B2W Cia Digital (a)	256,156	$3,432,506
Brasil Pharma SA (a)	736,483	1,134,324
CCR SA	417,800	2,864,134
EDP - Energias do Brasil SA	983,900	4,019,610
Grupo BTG Pactual (UNIT)	106,400	1,401,859
LPS Brasil Consultoria de Imoveis SA	372,300	1,659,398
MRV Engenharia e Participacoes SA	992,600	3,329,280
Totvs SA	178,900	2,721,049
		20,562,160
Canada — 0.1%
Allied Properties Real Estate Investment Trust - REIT (a)	18,500	564,606
Magna International, Inc.	19,700	1,869,727
Maple Leaf Foods, Inc. - TSE Shares	274,972	4,694,374
		7,128,707
Chile — 0.1%
Cia Cervecerias Unidas SA	327,567	3,586,850
Cia Cervecerias Unidas SA - ADR	5,694	125,439
Quinenco SA	533,432	1,154,836
Sociedad Quimica y Minera de Chile SA - SPADR	42,972	1,123,288
		5,990,413
China — 0.7%
Ajisen China Holdings, Ltd.	2,013,000	1,597,244
Alibaba Group Holding, Ltd. (a)	53,832	4,782,973
Baidu, Inc. - SPADR (a)	32,846	7,167,983
Belle International Holdings, Ltd.	2,561,000	2,884,944
China Mengniu Dairy Co., Ltd.	599,000	2,461,257
China Resources Enterprise, Ltd.	2,674,639	6,337,028
China XD Plastics Co., Ltd. (a)	117,765	644,175
Daphne International Holdings, Ltd.	2,028,000	1,027,522
Goodbaby International Holdings, Ltd.	40,000	17,164
Griffin Mining, Ltd. (a)	288,260	179,745
Li Ning Co., Ltd. (a)	4,264,000	2,246,599
Mindray Medical International, Ltd. - ADR	198,928	5,999,668
Shui On Land, Ltd.	8,395,333	1,881,952
Travelsky Technology, Ltd.	695,000	749,903
Tsingtao Brewery Co., Ltd., Class H	394,000	2,797,431
Wumart Stores, Inc.	1,291,000	1,209,263
		41,984,851
Colombia — 0.0%
Bancolombia SA - SPADR	39,700	2,251,784

Czech Republic — 0.0%
Komercni Banka AS	5,074	1,208,191

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Denmark — 0.2%
Carlsberg A/S, Class B	11,779	$1,044,949
Coloplast A/S, Class B	40,606	3,398,157
Danske Bank A/S	7,357	199,380
GN Store Nord A/S (GN Great Nordic)	57,990	1,276,385
Novo Nordisk A/S, Class B	35,368	1,685,228
Topdanmark A/S (a)	9,155	277,421
Vestas Wind Systems A/S (a)	67,988	2,639,515
William Demant Holding A/S (a)	12,027	922,580
		11,443,615
Finland — 0.2%
Cargotec Oyj, Class B	3,528	117,533
Metso Oyj	22,729	807,411
Outokumpu Oyj (a)	1,989	13,804
Sampo Oyj, Class A	64,231	3,111,012
Tikkurila Oyj (c)	306,675	6,378,639
Wartsila Corp.	9,206	411,838
		10,840,237
France — 1.0%
Air France-KLM SA (a)	66,702	624,902
Airbus Group NV	15,019	942,743
AXA SA	35,686	878,840
BNP Paribas SA	25,665	1,697,187
Carrefour SA	7,506	231,265
Edenred SA	19,336	476,458
Eurofins Scientific SE	2,675	689,469
GDF Suez, Strip VVPR (a) (c)	9,765	12
Groupe Eurotunnel SA	70,411	857,762
Imerys SA	1,795	132,043
Lafarge SA	171,800	12,333,913
Legrand SA	28,588	1,482,763
Neopost SA	10,398	764,128
SA des Ciments Vicat	3,807	246,467
Safran SA	145,859	9,443,732
Sanofi SA	100,529	11,341,198
Technip SA	1,931	162,024
Thales SA	6,451	343,502
Total SA	142,050	9,180,402
Vallourec SA	8,997	412,768
Vivendi SA	350,300	8,442,118
		60,683,696
Germany — 0.8%
Adidas AG	206,929	15,477,973
Alstria Office AG - REIT	719,134	8,809,071
Axel Springer AG	2,633	144,726
BASF SE	21,900	2,008,675
Bayerische Motoren Werke AG	14,631	1,570,883

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Brenntag AG	4,134	$202,972
CTS Eventim AG	10,691	302,293
Deutsche Telekom AG	587,971	8,881,532
E.ON AG	30,462	557,642
Fielmann AG	4,024	246,792
Fresenius Medical Care AG & Co.	30,228	2,110,591
GEA Group AG	4,958	215,563
Gerresheimer AG	1,227	79,351
Hannover Rueckversicherung AG	2,270	183,441
SAP AG	99,450	7,171,391
Symrise AG	8,374	445,142
TUI AG	22,754	338,945
		48,746,983
Hong Kong — 0.8%
Cheung Kong Holdings, Ltd.	780,000	12,791,174
China Mobile, Ltd.	383,000	4,490,805
Esprit Holdings, Ltd.	590,800	764,601
First Pacific Co., Ltd.	206,000	212,989
Hong Kong & Shanghai Hotels, Ltd. (The)	52,302	76,393
Hopewell Holdings, Ltd. (c)	2,163,000	7,579,005
Hutchison Whampoa, Ltd.	92,000	1,111,933
Jardine Matheson Holdings, Ltd.	13,200	786,892
Melco International Development, Ltd.	4,295,000	9,964,361
Shangri-La Asia Ltd.	2,706,100	3,998,682
Yingde Gases Group Co. Ltd.	2,497,000	2,351,429
		44,128,264
India — 0.1%
Axis Bank, Ltd. - GDR	160,790	4,902,487

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	3,405,100	2,801,146
Perusahaan Gas Negara (Persero) Tbk PT	6,342,800	3,113,880
XL Axiata Tbk PT	1,615,000	820,440
		6,735,466
Ireland — 0.1%
CRH plc	4,829	109,772
DCC plc	16,199	895,474
Experian plc	60,513	961,212
Governor & Co. of the Bank of Ireland (The) (a)	4,621,614	1,810,454
Independent News & Media plc (a)	421,481	79,080
Irish Bank Resolution Corp., Ltd. (a) (c)	38,180	—
Irish Continental Group plc	80,230	279,794
Paddy Power plc	11,012	795,277
Seagate Technology plc	14,000	801,780
		5,732,843

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Israel — 0.2%
Check Point Software Technologies, Ltd. (a)	19,100	$1,322,484
Teva Pharmaceutical Industries, Ltd. - SPADR	169,200	9,094,500
		10,416,984
Italy — 0.5%
Davide Campari-Milano SpA	21,769	157,100
Eni SpA	295,535	7,016,064
Exor SpA	225,079	8,699,394
Immobiliare Grande Distribuzione SIIQ SpA - REIT	3,322,546	2,781,175
Intesa Sanpaolo SpA	89,460	270,586
Luxottica Group SpA	35,023	1,819,812
Luxottica Group SpA - SPADR	4,764	248,109
Piaggio & C SpA (a) (c)	2,547,596	6,842,243
Saipem SpA (a)	61,129	1,294,051
UniCredit SpA	85,393	668,714
		29,797,248
Japan — 7.4%
Alfresa Holdings Corp.	77,200	1,113,703
Asahi Diamond Industrial Co., Ltd.	1,327,800	19,236,153
Asatsu-DK, Inc.	235,700	5,916,184
Astellas Pharma, Inc.	59,900	892,727
Azbil Corp.	804,800	19,744,412
Bank of Yokohama, Ltd. (The)	69,000	379,822
BML, Inc.	557,900	17,611,370
Canon, Inc.	164,100	5,336,931
Chiba Bank, Ltd. (The)	73,000	508,358
Dai-ichi Life Insurance Co., Ltd. (The)	129,100	1,918,105
Daiichikosho Co., Ltd.	811,400	21,825,342
Dentsu, Inc.	19,300	735,566
Duskin Co., Ltd.	980,100	16,030,998
East Japan Railway Co.	22,400	1,680,010
FUJIFILM Holdings Corp.	80,500	2,464,388
Fujitsu, Ltd.	255,000	1,571,007
Goldcrest Co., Ltd.	134,700	2,457,960
Hakuhodo DY Holdings, Inc.	1,480,000	14,989,840
Hitachi Metals, Ltd.	35,000	629,411
Hitachi, Ltd.	329,000	2,503,941
Hogy Medical Co, Ltd.	46,800	2,482,069
Honda Motor Co, Ltd.	233,100	8,085,066
Hoshizaki Electric Co., Ltd.	432,600	20,207,672
Isetan Mitsukoshi Holdings, Ltd.	84,200	1,097,288
ITOCHU Corp.	16,600	202,991
JFE Holdings, Inc.	38,500	769,025
JX Holdings, Inc.	125,900	580,608
Kao Corp.	43,600	1,700,619
Kewpie Corp.	1,001,500	16,920,108
Kinden Corp.	26,000	267,630
Kirin Holdings Co., Ltd.	83,000	1,103,149

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Kurita Water Industries, Ltd.	950,100	$21,182,817
LIXIL Group Corp.	24,200	517,454
Marui Group Co., Ltd.	81,200	669,208
Meiko Network Japan Co., Ltd.	804,400	8,839,992
Miraca Holdings, Inc.	370,300	15,321,957
Mitsubishi Corp.	74,600	1,528,987
Mitsubishi Estate Co., Ltd.	36,000	811,019
Mitsubishi Heavy Industries, Ltd.	195,000	1,255,804
Mitsubishi Logistics Corp.	32,000	459,742
Mitsubishi UFJ Financial Group, Inc.	324,800	1,838,541
Mizuho Financial Group, Inc.	392,200	700,947
Moshi Moshi Hotline, Inc.	480,400	4,557,942
MS&AD Insurance Group Holdings	70,500	1,539,886
Nakanishi, Inc.	400,200	14,749,313
Namco Bandai Holdings, Inc.	37,500	960,930
Nintendo Co., Ltd.	5,300	576,850
Nippon Meat Packers, Inc.	51,000	1,084,252
Nippon Suisan Kaisha, Ltd. (a)	87,800	231,548
Nippon Telegraph & Telephone Corp.	51,300	3,192,720
NKSJ Holdings, Inc.	26,500	643,869
NSD Co., Ltd.	550,100	8,648,486
NTT Data Corp.	41,900	1,503,493
NTT DoCoMo, Inc.	210,200	3,510,607
Obayashi Corp.	200,000	1,370,714
Onward Holdings Co., Ltd.	62,000	387,036
Otsuka Holdings Co., Ltd.	22,500	776,014
Resona Holdings, Inc.	247,600	1,397,384
Sanrio Co., Ltd.	624,000	18,054,842
Secom Co., Ltd.	358,300	21,362,990
Sega Sammy Holdings, Inc.	25,400	409,022
Sekisui House, Ltd.	355,900	4,202,770
Seven & I Holdings Co., Ltd.	54,100	2,100,333
Seven Bank, Ltd.	5,465,900	22,291,952
Shimizu Corp.	113,000	891,969
Shiseido Co., Ltd.	34,300	566,595
SK Kaken Co, Ltd.	41,000	3,342,847
Sumitomo Chemical Co., Ltd.	306,000	1,091,758
Sumitomo Electric Industries, Ltd.	71,000	1,050,278
Sumitomo Forestry Co., Ltd.	45,700	492,162
Sumitomo Mitsui Financial Group, Inc.	66,800	2,725,951
Taiyo Nippon Sanso Corp.	47,000	414,614
Tohoku Electric Power Co., Inc.	11,500	130,765
TOKAI Corp. - Gifu	260,700	8,014,236
Tokyo Gas Co., Ltd.	182,000	1,023,721
Toyo Seikan Kaisha, Ltd.	45,600	565,740
Toyo Suisan Kaisha, Ltd.	676,000	22,447,700
Toyota Industries Corp.	21,700	1,049,548
Toyota Motor Corp.	44,200	2,597,499
Wacoal Holdings Corp.	113,000	1,098,563
West Japan Railway Co.	24,100	1,076,893
Yahoo Japan Corp.	5,392,400	20,523,690
Yamada Denki Co., Ltd.	88,300	257,808
Yamato Holdings Co., Ltd.	53,100	989,077

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

ZOJIRUSHI Corp.	1,213,000	$7,282,734
		435,276,022
Luxembourg — 0.0%
ArcelorMittal SA - EN Amsterdam Shares	46,968	644,660
Millicom International Cellular SA	9,725	778,762
O'Key Group SA - GDR	170,413	1,244,015
Oriflame Cosmetics SA - SDR	2,064	35,660
		2,703,097
Malaysia — 0.1%
AirAsia Berhad	4,487,200	3,461,504
AMMB Holdings Berhad	1,534,200	3,208,252
		6,669,756
Mexico — 0.3%
America Movil SAB de CV, Series L - ADR	213,963	5,391,868
Fibra Uno Administracion SA de CV - REIT	1,637,300	5,385,943
Grupo Comercial Chedraui SA de CV	1,136,600	4,013,919
Grupo Financiero Santander Mexico SAB de CV - ADR	246,400	3,333,792
		18,125,522
Netherlands — 0.9%
Akzo Nobel NV	10,171	692,897
ASML Holding NV	3,034	301,128
Heineken NV	22,253	1,661,927
Koninklijke (Royal) KPN NV (a)	252,041	804,591
Koninklijke (Royal) Philips Electronics NV	442,319	14,081,743
Koninklijke Ahold NV	550,252	8,898,177
Koninklijke Boskalis Westminster NV - CVA	27,306	1,527,733
Koninklijke Vopak NV	91,600	4,931,995
Nieuwe Steen Investments NV - REIT	986,600	5,176,023
OCI NV (a)	139,400	4,295,383
Randstad Holding NV	2,799	129,977
Royal Dutch Shell plc, Class A - Quote MTF Shares	184,774	7,052,614
Royal Dutch Shell plc, Class B	32,569	1,284,781
		50,838,969
New Zealand — 0.0%
Telecom Corp. of New Zealand, Ltd.	111,112	257,718

Norway — 0.1%
DNB ASA	71,090	1,329,506
Norwegian Property ASA (a)	2,434,165	3,638,065
Schibsted ASA	12,762	690,861
StatoilHydro ASA	37,145	1,010,636
		6,669,068

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Peru — 0.0%
Cia de Minas Buenaventura SA - ADR	67,999	$787,428

Philippines (The) — 0.2%
Energy Development Corp.	32,084,900	5,787,297
Lopez Holdings Corp.	12,506,328	1,812,035
Philippine Long Distance Telephone Co. - SPADR	50,600	3,490,388
		11,089,720
Poland — 0.1%
Globe Trade Centre SA (a)	1,877,500	3,166,986

Russia — 0.1%
Globaltrans Investment plc - SPGDR	44,306	372,170
LSR Group - GDR	52,029	190,426
Lukoil OAO - SPADR	19,669	1,001,152
Sberbank of Russia - SPADR - LSE Shares	480,246	3,778,576
		5,342,324
Singapore — 0.3%
DBS Group Holdings, Ltd.	22,882	329,903
Great Eastern Holdings, Ltd.	24,000	449,140
GuocoLeisure, Ltd.	147,000	111,254
K-REIT Asia - REIT	1,093,200	1,019,680
SembCorp Industries, Ltd.	1,345,000	5,462,098
Singapore Telecommunications, Ltd.	1,860,000	5,527,865
United Overseas Bank, Ltd.	227,014	3,977,833
		16,877,773
South Africa — 0.1%
African Bank Investments, Ltd. (c) (d)	3,640,881	100,036
MTN Group, Ltd.	118,815	2,503,974
Standard Bank Group, Ltd.	227,043	2,621,327
		5,225,337
South Korea — 0.9%
Hana Financial Group, Inc.	171,412	6,197,128
Hyundai Mobis Co., Ltd.	17,384	4,236,181
Hyundai Motor Co.	34,396	6,203,024
KB Financial Group, Inc.	77,684	2,830,286
Kolon Industries, Inc.	55,143	3,039,288
KT Corp.	34,396	1,119,118
LG Uplus Corp.	263,460	3,065,608
Lotte Shopping Co., Ltd.	17,927	5,330,517
S-1 Corp.	45,589	3,502,819
Samsung Electronics Co., Ltd.	7,346	8,223,783
Shinhan Financial Group Co., Ltd.	159,440	7,281,970
		51,029,722

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Spain — 0.6%
Acciona SA (a)	7,224	$537,196
Acerinox SA	50,967	779,453
Banco Santander SA	158,632	1,517,593
Ferrovial SA	390,600	7,545,246
Iberdrola SA	772,516	5,518,793
Lar Espana Real Estate Socimi SA - REIT (a)	447,400	5,262,298
Mediaset Espana Comunicacion SA (a)	43,495	538,992
Realia Business SA (a)	3,399,200	4,990,182
Telefonica SA	416,633	6,437,722
Viscofan SA	15,874	868,767
		33,996,242
Sweden — 0.3%
Assa Abloy AB, Class B	53,014	2,718,610
Modern Times Group AB, Class B	14,832	467,289
Nordea Bank AB	46,275	599,529
Svenska Handelsbanken AB, Class A	43,457	2,034,070
Swedish Match AB	30,365	980,458
Telefonaktiebolaget LM Ericsson, Class B	574,400	7,250,230
TeliaSonera AB	519,692	3,586,580
		17,636,766
Switzerland — 0.7%
ABB, Ltd. - SIX Swiss Exchange	313,880	7,022,774
Adecco SA	15,009	1,012,731
Cie Financiere Richemont SA	21,032	1,723,524
Geberit AG	6,095	1,963,424
Glencore Xstrata plc	179,025	990,555
Helvetia Holding AG	340	164,466
Holcim, Ltd.	31,727	2,302,130
Logitech International SA (a)	42,741	547,227
Nestle SA	77,420	5,678,734
Novartis AG	94,256	8,876,850
Roche Holding AG	9,266	2,743,682
Sonova Holding AG	4,044	645,364
Syngenta AG	16,163	5,130,232
UBS AG	51,190	888,152
Zurich Insurance Group AG	11,088	3,297,126
		42,986,971
Taiwan — 0.3%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	52,257	1,182,053
Delta Electronics, Inc.	432,000	2,728,218
Taiwan Semiconductor Manufacturing Co., Ltd.	2,360,229	9,395,356
Yungtay Engineering Co., Ltd.	2,429,000	5,596,895
		18,902,522
Thailand — 0.2%
Bangkok Bank PCL	490,400	3,176,068

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Number of Shares	Value

Krung Thai Bank PCL	3,490,500	$2,551,267
PTT PCL	323,900	3,596,114
Thanachart Capital PCL	3,687,000	4,235,644
		13,559,093
Turkey — 0.2%
KOC Holding AS	296,363	1,364,938
Tupras Turkiye Petrol Rafinerileri AS	244,239	4,908,751
Turkiye Garanti Bankasi AS	1,712,763	6,009,232
		12,282,921
United Kingdom — 4.7%
3i Group plc	155,085	959,462
Admiral Group plc	40,900	847,899
AMEC plc	351,131	6,250,644
Anglo American plc - JSE Shares	83,223	1,853,656
Aon plc	105,800	9,275,486
Atrium European Real Estate, Ltd.	2,359,572	12,262,467
BAE Systems plc	185,071	1,414,177
Barclays plc	424,590	1,564,151
Barratt Developments plc	34,567	220,682
Berendsen plc	17,913	283,580
Betfair Group plc	36,841	696,891
BG Group plc	406,335	7,474,423
BHP Billiton plc	41,925	1,163,999
BP plc	1,466,028	10,742,570
British American Tobacco plc	2,310	129,843
British Sky Broadcasting Group plc	30,146	428,741
BT Group plc	5,242,504	32,112,787
Bunzl plc	77,818	2,021,824
Cable & Wireless Communications plc	636,286	480,756
Capita plc	129,704	2,438,444
Carnival plc	23,488	933,689
Centrica plc	26,344	131,003
Clarkson plc	25,836	986,904
Close Brothers Group plc	7,991	184,271
CNH Industrial NV - ISE Shares	106,244	844,981
Compass Group plc	147,172	2,376,946
Daily Mail & General Trust plc, Class A	68,307	847,765
Delphi Automotive plc	30,500	1,870,870
Devro plc	85,077	328,242
Diageo plc	371,714	10,747,729
G4S plc	321,130	1,302,179
GlaxoSmithKline plc	372,495	8,525,665
GVC Holdings plc	20,265	164,600
Hays plc	281,488	527,763
Homeserve plc	155,698	806,864
HSBC Holdings plc - LSE Shares	688,152	7,003,566
HSBC Holdings plc - SEHK Shares	58,938	602,991
ICAP plc	133,210	832,889
IG Group Holdings plc	70,348	677,466

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Number of Shares	Value

IMI plc	7,749	$153,852
Inchcape plc	46,561	485,301
Informa plc	62,353	494,103
International Consolidated Airlines Group SA (a)	4,424,380	26,311,148
International Personal Finance plc	136,229	1,072,422
Intertek Group plc	55,703	2,358,894
ITV plc	564,878	1,899,583
Jupiter Fund Management plc	71,893	411,516
Lloyds Banking Group plc (a)	33,966,966	42,089,135
Merlin Entertainments plc (e)	184,996	1,047,618
Michael Page International plc	21,653	146,453
Millennium & Copthorne Hotels plc	19,784	182,759
Moneysupermarket.com Group plc	106,933	339,366
National Express Group plc	33,802	129,784
Northgate plc	20,851	163,342
Old Mutual plc	903,128	2,638,905
Perform Group plc (a)	50,066	209,785
Petrofac, Ltd.	6,701	112,011
Provident Financial plc	41,018	1,415,930
Punch Taverns plc (a)	18,521,815	2,690,387
Reckitt Benckiser Group plc	30,632	2,651,349
Reed Elsevier plc	1,039,271	16,588,204
Rexam plc	101,019	805,141
Rightmove plc	55,865	1,936,550
Rio Tinto plc	20,552	1,009,062
Rolls-Royce Holdings plc - LSE Shares	52,163	808,547
SABMiller plc	65,509	3,640,949
Serco Group plc	168,658	781,209
Smith & Nephew plc	13,511	226,946
Smiths Group plc	33,501	686,206
Spectris plc	23,572	687,925
Stagecoach Group plc	154,755	920,371
Standard Chartered plc	18,859	347,419
Tesco plc	2,063,241	6,172,206
Thomas Cook Group plc (a)	440,385	843,731
Tui Travel plc	158,666	996,546
Unilever plc	292,295	12,200,683
Vodafone Group plc	205,425	677,148
Vodafone Group plc - SPADR	159,900	5,259,111
Weir Group plc (The)	103,382	4,177,621
WH Smith plc	35,000	613,390
WPP plc	51,767	1,035,449
		279,736,922
Total Foreign Common Stocks (Cost $1,292,183,108)		1,381,713,292
Total Common Stocks (Cost $2,460,513,256)		2,718,000,762

Participation Notes — 0.3%
Axis Bank, Ltd., Equity Linked Notes, Expiring 07/21/17 (India) (a) (d) (f)	201,328	2,924,085
Bank of Baroda, Ltd., Equity Linked Notes, Expiring 06/30/16 (India) (a) (d) (f)	434,959	2,861,988
Bharti Airtel, Ltd., Equity Linked Notes, Expiring 08/01/16 (India) (a) (d) (f)	516,335	6,271,759

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Number of Shares	Value

CESC, Ltd., Equity Linked Notes, Expiring 03/31/17 (India) (a) (d) (f)	529,018	$3,233,135
Total Participation Notes (Cost $11,547,886)		15,290,967

	Principal Amount	Value

Corporate Bonds — 0.0%

Consumer, Cyclical — 0.0%
BB Liquidating, Inc. (c) (d) (g) 9.000%, 09/01/12 (Cost $213,716)	$344,000	—

Asset-Backed Securities — 0.8%
ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE7, Class A2D (FRN) (STEP) 0.485%, 11/25/35	237,372	231,044
American Homes 4 Rent, Ser. 2014-SFR2, Class E (e) 6.231%, 10/17/36	910,000	911,156
American Residential Properties, Inc
Ser. 2014-SFR1, Class E (e) 4.074%, 09/17/31	1,509,000	1,493,629
Ser. 2014-SFR1, Class F (e) 4.574%, 09/17/31	1,509,000	1,477,501
AmeriCredit Automobile Receivables Trust
Ser. 2010-4, Class D 4.200%, 11/08/16	150,000	152,329
Ser. 2011-3, Class D 4.040%, 07/10/17	520,000	535,152
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP) 0.475%, 10/25/35	66,244	65,956
Chase Issuance Trust, Ser. 2013-A9, Class A (FRN) 0.574%, 11/16/20	1,520,000	1,523,146
Citibank Credit Card Issuance Trust, Ser. 2013-A7, Class A7 (FRN) 0.584%, 09/10/20	325,000	326,256
Colony American Homes
Ser. 2014-1A, Class E (e) 3.050%, 05/17/31	6,850,000	6,467,976
Ser. 2014-2A, Class E (FRN) (e) 3.354%, 07/17/31	3,615,000	3,467,378
Ser. 2014-2A, Class F (FRN) (e) 3.504%, 07/17/31	3,910,000	3,654,028
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP) 0.715%, 04/25/34	293,688	274,330
Ser. 2004-12, Class MV3 (FRN) (STEP) 0.815%, 03/25/35	2,400,000	2,353,426
DSLA Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) 1.253%, 07/19/44	67,413	58,080

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Principal Amount	Value

GSAA Home Equity Trust, Ser. 2006-20, Class 2A1A (FRN) (STEP) 0.205%, 12/25/46	$1,849,712	$1,247,808
GSAA Trust
Ser. 2006-5, Class 2A2 (FRN) (STEP) 0.335%, 03/25/36	1,212,611	741,967
Ser. 2006-5, Class 2A3 (FRN) (STEP) 0.425%, 03/25/36	3,117,414	2,170,222
Ser. 2006-9, Class A4A (FRN) (STEP) 0.395%, 06/25/36	7,397,258	4,371,395
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP) 0.345%, 01/25/36	219,484	217,956
Invitation Homes Trust
Ser. 2013-SFR1, Class E (FRN) (e) 2.900%, 12/17/30	2,920,000	2,753,142
Ser. 2014-SFR1, Class F (e) 3.904%, 06/17/31	7,675,000	7,546,244
Ser. 2014-SFR2, Class E (e) 3.564%, 09/17/31	2,030,000	1,948,761
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP) 0.435%, 08/25/45	13,944	13,932
Ser. 2005-WL1, Class M2 (FRN) (STEP) 0.980%, 06/25/35	1,640,943	1,627,531
Morgan Stanley ABS Capital I, Inc. Trust
Ser. 2002-HE3, Class A2 (FRN) (STEP) 1.235%, 03/25/33	86,940	83,777
Ser. 2005-HE6, Class A2C (FRN) (STEP) 0.475%, 11/25/35	346,629	337,931
Progress Residential Trust Program
Ser. 2014-SFR1, Class E (e) (c) 4.304%, 10/17/31	560,000	562,997
Ser. 2014-SFR1, Class F (e) (c) 4.854%, 10/17/31	1,290,000	1,278,144
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP) 0.455%, 11/25/35	632,921	626,970

Total Asset-Backed Securities (Cost $48,444,356)		48,520,164

Mortgage-Backed Securities - Private Issuers — 1.1%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN) 2.332%, 04/25/44	50,499	49,277
Ser. 2005-1, Class 6A (FRN) 2.332%, 06/25/45	272,330	266,733
Banc of America Commercial Mortgage, Inc.
Ser. 2005-3, Class A3A 4.621%, 07/10/43	1,149,592	1,159,702
Ser. 2006-6, Class A2 5.309%, 10/10/45	116,116	116,520
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN) 2.603%, 12/20/34	107,331	90,448

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Principal Amount	Value

Bear Stearns ALT-A Trust
Ser. 2005-10, Class 11A1 (FRN) (STEP) 0.655%, 01/25/36	$2,876,628	$2,244,656
Ser. 2006-1, Class 21A2 (FRN) 2.648%, 02/25/36	1,314,400	901,489
Ser. 2006-2, Class 11A1 (FRN) (STEP) 0.595%, 04/25/36	1,686,554	1,235,360
Ser. 2006-6, Class 31A1 (FRN) 2.615%, 11/25/36	399,803	291,022
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1 (FRN) 2.319%, 02/20/36	2,343,085	1,946,169
COMM 2012-CCRE1 Mortgage Trust, Ser. 2012-CR1, Class A3 3.391%, 05/15/45	1,052,000	1,075,083
COMM 2012-LC4 Mortgage Trust, Ser. 2012-LC4, Class A4 3.288%, 12/10/44	1,973,000	2,006,618
COMM 2014-CCRE17 Mortgage Trust, Ser. 2014-CR17, Class D (e) 4.800%, 05/10/47	427,000	400,891
Connecticut Avenue Securities
Ser. 2013-C01, Class M2 (FRN) 5.405%, 10/25/23	2,125,000	2,400,230
Ser. 2014-C01, Class M2 4.555%, 01/25/24	980,000	1,051,821
Ser. 2014-C02, Class 1M2 2.755%, 05/25/24	2,400,000	2,205,269
Ser. 2014-C02, Class 2M2 2.755%, 05/25/24	845,000	782,987
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP) 0.885%, 11/25/35	5,122,411	4,426,394
Ser. 2005-59, Class 1A1 (FRN) (STEP) 0.486%, 11/20/35	4,277,652	3,488,729
Ser. 2006-24, Class A22 6.000%, 06/25/36	2,148,878	1,923,796
Ser. 2006-HY11, Class A1 (FRN) (STEP) 0.275%, 06/25/36	3,006,683	2,537,788
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-3, Class 3A1 (FRN) (STEP) 0.405%, 02/25/36	3,094,878	2,682,192
CSMC Mortgage-Backed Trust, Ser. 2007-4, Class 2A3 6.000%, 06/25/37	1,266,018	1,144,079
Deutsche Alt A Securities, Inc., Ser. 2005-5, Class 2A4 5.500%, 11/25/35	623,885	504,969
Fannie Mae Connecticut Avenue Securities, Ser. 2014-C03, Class 1M2 (FRN) 3.155%, 07/25/24	1,825,000	1,725,455
First Horizon Alternative Mortgage Securities Trust
Ser. 2006-AA2, Class 2A1 (FRN) 2.197%, 05/25/36	757,172	630,713
Ser. 2006-AA5, Class A1 (FRN) 2.253%, 09/25/36	2,783,459	2,206,264
Ser. 2006-FA3, Class A4 0.625%, 07/25/36	1,621,808	1,094,862
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN) 2.255%, 11/19/34	52,149	48,802

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Principal Amount	Value

Ser. 2005-9, Class 2A1A (FRN) (STEP) 0.494%, 06/20/35	$59,323	$57,305
JP Morgan Chase Commercial Mortgage Securities Trust
Ser. 2006-LDP7, Class A3B (VRN) 5.863%, 04/15/45	802,390	801,331
Ser. 2012-C6, Class A3 3.507%, 05/15/45	2,000,000	2,056,836
Ser. 2014-C20, Class D (VRN) (e) 4.572%, 07/15/47	660,000	600,897
JP Morgan Mortgage Trust, Ser. 2007-S3, Class 1A64 7.500%, 08/25/37	1,027,829	817,909
Luminent Mortgage Trust, Ser. 2006-2, Class A1A (FRN) (STEP) 0.355%, 02/25/46	1,924,215	1,426,572
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-2, Class 4A1 (FRN) 2.628%, 02/25/36	254,803	251,824
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN) 5.882%, 08/12/49	1,500,000	1,643,033
RALI Trust
Ser. 2006-QA4, Class A (FRN) (STEP) 0.335%, 05/25/36	2,448,500	1,934,102
Ser. 2006-QA5, Class 1A1 (FRN) (STEP) 0.335%, 07/25/36	2,061,271	1,376,620
Ser. 2007-QO4, Class A1A (FRN) (STEP) 0.345%, 05/25/47	434,992	360,655
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN) 2.515%, 07/25/35	4,869,393	4,223,424
Structured Agency Credit Risk
Ser. 2013- DN1, Class M2 (FRN) 7.305%, 07/25/23	630,000	791,582
Ser. 2013- DN2, Class M2 (FRN) 4.405%, 11/25/23	805,000	849,475
Ser. 2014- HQ1, Class M3 4.257%, 08/25/24	250,000	252,387
Ser. 2014- HQ2, Class M3 3.904%, 09/25/24	895,000	875,520
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN) 1.614%, 02/25/36	1,945,342	1,692,336
Ser. 2006-AR3, Class A2 (FRN) 2.598%, 02/25/36	2,796,815	2,076,213
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX (VRN) 5.179%, 07/15/42	2,033,000	2,100,091
Wells Fargo Commercial Mortgage
Ser. 2013-LC12, Class A4 4.218%, 07/15/46	855,000	911,292
Ser. 2014-LC16, Class D (e) 3.938%, 08/15/50	1,350,000	1,134,547

Total Mortgage-Backed Securities - Private Issuers (Cost $60,775,759)		66,872,269

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Principal Amount	Value

Mortgage-Backed Securities - US Government Agency Obligations — 0.2%
FHLMC
Pool #781697 (FRN) 2.357%, 07/01/34	$106,035	$113,160
Ser. 2002-2530, Class QI (FRN) (IO) 6.846%, 01/15/32	69,223	15,382
Ser. 2004-2763, Class KS (FRN) (IO) 6.496%, 10/15/18	122,906	4,379
Ser. 2005-2922, Class SE (FRN) (IO) 6.596%, 02/15/35	170,809	36,518
Ser. 2005-2934, Class HI (IO) 5.000%, 02/15/20	21,685	1,976
Ser. 2005-2934, Class KI (IO) 5.000%, 02/15/20	9,922	869
Ser. 2005-2965, Class SA (FRN) (IO) 5.896%, 05/15/32	391,302	70,626
Ser. 2005-2967, Class JI (IO) 5.000%, 04/15/20	11,063	1,062
Ser. 2005-2980, Class SL (FRN) (IO) 6.546%, 11/15/34	223,562	49,976
Ser. 2005-2981, Class SU (FRN) (IO) 7.646%, 05/15/30	199,191	50,787
Ser. 2005-3031, Class BI (FRN) (IO) 6.536%, 08/15/35	663,987	120,747
Ser. 2005-3065, Class DI (FRN) (IO) 6.466%, 04/15/35	584,906	97,837
Ser. 2006-3114, Class GI (FRN) (IO) 6.446%, 02/15/36	980,759	170,220
Ser. 2007-3308, Class S (FRN) (IO) 7.046%, 03/15/32	393,350	88,954
Ser. 2008-3424, Class XI (FRN) (IO) 6.416%, 05/15/36	313,257	47,475
Ser. 2008-3489, Class SD (FRN) (IO) 7.646%, 06/15/32	205,555	42,884
Ser. 2010-3685, Class EI (IO) 5.000%, 03/15/19	253,721	16,022
Ser. 2010-3731, Class IO (IO) 5.000%, 07/15/19	127,222	8,365
Ser. 2011-3882, Class AI (IO) 5.000%, 06/15/26	848,057	66,595
FHLMC Strip
Ser. 2004-227, Class IO (IO) 5.000%, 12/01/34	73,652	15,198
Ser. 2005-233, Class 5 (IO) 4.500%, 09/15/35	13,342	2,028
FNMA
Pool #685563 (FRN) 2.451%, 01/01/33	150,279	161,490
Pool #834928 (FRN) 1.940%, 07/01/35	1,406,565	1,489,122
Pool #841068 (FRN) 2.485%, 11/01/34	602,500	647,231
Pool #847637 (FRN) 2.705%, 01/01/34	93,745	100,542

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Principal Amount	Value
Ser. 2004-31, Class SG (FRN) (IO) 6.946%, 08/25/33	$131,587	$13,558
Ser. 2004-49, Class SQ (FRN) (IO) 6.896%, 07/25/34	145,768	32,435
Ser. 2004-51, Class SX (FRN) (IO) 6.966%, 07/25/34	261,144	52,333
Ser. 2004-64, Class SW (FRN) (IO) 6.896%, 08/25/34	591,041	125,704
Ser. 2004-66, Class SE (FRN) (IO) 6.346%, 09/25/34	435,402	89,503
Ser. 2005-12, Class SC (FRN) (IO) 6.596%, 03/25/35	395,168	63,721
Ser. 2005-45, Class SR (FRN) (IO) 6.566%, 06/25/35	378,837	81,329
Ser. 2005-65, Class KI (FRN) (IO) 6.846%, 08/25/35	1,177,097	254,832
Ser. 2005-89, Class S (FRN) (IO) 6.546%, 10/25/35	2,448,723	503,642
Ser. 2006-3, Class SA (FRN) (IO) 5.996%, 03/25/36	222,279	40,136
Ser. 2007-75, Class JI (FRN) (IO) 6.391%, 08/25/37	584,107	93,496
Ser. 2007-85, Class SI (FRN) (IO) 6.306%, 09/25/37	226,951	36,610
Ser. 2008-86, Class IO (IO) 4.500%, 03/25/23	221,242	13,153
Ser. 2008-87, Class AS (FRN) (IO) 7.496%, 07/25/33	921,564	203,698
Ser. 2010 Pool #AE5528 6.000%, 11/01/22	807,649	875,914
Ser. 2010 Pool #AE5529 7.000%, 11/01/22	508,471	559,360
Ser. 2010-37, Class GI (IO) 5.000%, 04/25/25	539,309	29,925
Ser. 2010-65, Class IO (IO) 5.000%, 09/25/20	324,490	26,536
Ser. 2010-68, Class SJ (FRN) (IO) 6.396%, 07/25/40	223,097	39,163
Ser. 2010-105, Class IO (IO) 5.000%, 08/25/20	250,663	21,349
Ser. 2010-121, Class IO (IO) 5.000%, 10/25/25	681,391	49,495
Ser. 2011-69, Class AI (IO) 5.000%, 05/25/18	1,908,537	116,920
Ser. 2011-88, Class WI (IO) 3.500%, 09/25/26	590,188	76,353
Ser. 2011-124, Class IC (IO) 3.500%, 09/25/21	1,369,985	99,784
Ser. 2012-126, Class SJ (FRN) (IO) 4.846%, 11/25/42	2,422,828	388,261
FNMA Strip, Ser. 2005-365, Class 4 (IO) 5.000%, 04/25/36	11,448	1,824
GNMA
Ser. 2003-11, Class S (FRN) (IO) 6.396%, 02/16/33	641,918	105,658

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Principal Amount	Value
Ser. 2011-94, Class IS (FRN) (IO) 6.546%, 06/16/36	$394,791	$67,301
Ser. 2011-135, Class QI (IO) 4.500%, 06/16/41	520,733	89,821
Ser. 2011-157, Class SG (FRN) (IO) 6.447%, 12/20/41	2,611,333	623,341
Ser. 2011-167, Class IO (IO) 5.000%, 12/16/20	1,887,952	127,175
Ser. 2012-34, Class KS (FRN) (IO) 5.896%, 03/16/42	1,273,305	281,719
Ser. 2012-69, Class QI (IO) 4.000%, 03/16/41	1,031,868	160,165
Ser. 2012-101, Class AI (IO) 3.500%, 08/20/27	520,621	50,591
Ser. 2012-103, Class IB (IO) 3.500%, 04/20/40	726,686	107,936
Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $8,422,966)		8,922,186

US Treasury Bonds/Notes — 17.1%
US Treasury Inflation Indexed Bond 0.375%, 07/15/23	23,813,123	23,554,536
US Treasury Inflation Indexed Bond (h) 2.375%, 01/15/25	15,673,104	18,357,123
US Treasury Inflation Indexed Bond 2.000%, 01/15/26	840,280	956,409
US Treasury Inflation Indexed Bond 1.750%, 01/15/28	59,592,948	66,329,752
US Treasury Inflation Indexed Bond (h) 2.500%, 01/15/29	39,375,485	48,059,630
US Treasury Inflation Indexed Bond 3.375%, 04/15/32	12,845,524	17,849,254
US Treasury Inflation Indexed Bond 2.125%, 02/15/40	99,725,986	123,410,907
US Treasury Inflation Indexed Bond 0.750%, 02/15/42	8,055,616	7,376,552
US Treasury Inflation Indexed Bond 1.375%, 02/15/44	25,355,779	27,120,769
US Treasury Inflation Indexed Note (h) 0.500%, 04/15/15	17,480,460	17,492,749
US Treasury Inflation Indexed Note 2.000%, 01/15/16	2,316,772	2,398,221
US Treasury Inflation Indexed Note (h) 0.125%, 04/15/16	55,438,550	56,079,530
US Treasury Inflation Indexed Note 2.625%, 07/15/17	4,598,240	5,013,158
US Treasury Inflation Indexed Note 1.625%, 01/15/18	3,298,083	3,502,409
US Treasury Inflation Indexed Note 0.125%, 04/15/18	96,275,839	97,043,061
US Treasury Inflation Indexed Note (h) 1.375%, 07/15/18	9,833,343	10,445,626
US Treasury Inflation Indexed Note (h) (i) 2.125%, 01/15/19	26,886,921	29,371,864

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Principal Amount	Value
US Treasury Inflation Indexed Note 0.125%, 04/15/19	$113,614,081	$113,889,254
US Treasury Inflation Indexed Note 1.375%, 01/15/20	1,344,159	1,429,745
US Treasury Inflation Indexed Note (i) 1.250%, 07/15/20	1,966,464	2,087,832
US Treasury Inflation Indexed Note 1.125%, 01/15/21	4,356,560	4,569,622
US Treasury Inflation Indexed Note (h) 0.625%, 07/15/21	29,493,090	30,087,553
US Treasury Inflation Indexed Note (h) (i) 0.125%, 07/15/22	175,838,406	171,648,529
US Treasury Inflation Indexed Note 0.125%, 01/15/23	68,743,854	66,509,679
US Treasury Inflation Indexed Note 0.125%, 07/15/24	71,144,050	68,303,837
Total US Treasury Bonds/Notes (Cost $1,051,200,760)		1,012,887,601

	Number of Shares	Value
Acquired Funds — 20.5%

Exchange-Traded Funds (ETFs) — 6.3%
Vanguard Emerging Markets Stock Index Fund	3,169,826	83,588,320
Vanguard FTSE All-World ex-US ETF	644,654	31,742,763
Vanguard FTSE Developed Markets ETF	3,550,971	141,151,097
Vanguard FTSE Emerging Markets ETF	2,730,874	113,904,755
		370,386,935

Mutual Funds — 0.7%
PIMCO Commodity RealReturn Strategy Fund	8,394,855	43,821,144

Private Investment Funds (j) — 13.5%
Canyon Value Realization Fund, LP (a) (b) (c) (d)		73,479,442
Convexity Capital Offshore, LP (a) (b) (c) (d)		86,485,215
Farallon Capital Institutional Partners, LP (a) (b) (c) (d)		176,288,029
Hudson Bay International, Ltd. (a) (b) (c) (d)	1,800,000	180,241,852
Lansdowne Developed Markets Fund, Ltd. (a) (b) (c) (d)	304,275	165,397,941
Lone Cascade, LP, Class J (a) (b) (c) (d)		27,759,753
Lone Picea, LP, Class E (a) (b) (c) (d)		5,060,496
Lone Redwood, LP (a) (b) (c) (d)		13,932,287
OZ Domestic Partners, LP (a) (b) (c) (d)		656,853
QVT Onshore LP (a) (b) (c) (d)		71,485,980
		800,787,848

Total Acquired Funds (Cost $1,021,160,156)		1,214,995,927

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Number of Shares	Value

Publicly Traded Limited Partnership — 0.1%
Cedar Fair LP (Cost $4,276,073)	83,526	$3,948,274

Preferred Stocks — 0.2%
Alpargatas SA, 2.770%, (Brazil)	428,800	1,806,119
Petroleo Brasileiro SA, 4.700%, (Brazil)	359,900	2,659,827
Vale SA, 7.680%, (Brazil)	651,300	6,327,408
Volkswagen AG, 2.560%, (Germany)	7,252	1,505,556
Total Preferred Stocks (Cost $17,676,745)		12,298,910

	Number of Contracts	Value
Right — 0.0%
Immobiliare Grande Distribuzione, Expiring 10/14/17 (Italy) (a) (Cost $991,647)	3,322,546	711,314

Warrant — 0.0%
Brasil Pharma SA, Expiring 06/24/16 (Brazil) (a) (c) (Cost $0)	73,766	3,616

	Principal Amount	Value
Short-Term Investments — 24.3%

Repurchase Agreements Used for Breakeven Inflation Strategies — 11.0%
Barclays Capital, Inc. issued on 09/30/14 (proceeds at maturity $218,486,561) (collateralized by US Treasury Bonds, due 11/15/27 through 02/15/41 with a total principal value of $159,800,000 and a total market value of $211,746,508) (0.020)%, 10/07/14	$218,486,561	218,486,561
JP Morgan Securities, Inc. issued on 09/24/14 (proceeds at maturity $21,672,792) (collateralized by a US Treasury Note, due 05/15/24 with a total principal value of $21,300,000 and a total market value of $21,313,355) 0.010%, 10/01/14	21,672,750	21,672,750
JP Morgan Securities, Inc. issued on 09/24/14 (proceeds at maturity $86,366,082) (collateralized by a US Treasury Note, due 04/30/19 with a total principal value of $85,300,000 and a total market value of $84,979,957) (0.010)%, 10/01/14	86,366,250	86,366,250
JP Morgan Securities, Inc. issued on 09/24/14 (proceeds at maturity $93,003,737) (collateralized by a US Treasury Note, due 04/30/18 with a total principal value of $94,300,000 and a total market value of $91,817,631) 0.020%, 10/01/14	93,003,375	93,003,375

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2014

	Principal Amount	Value
Wells Fargo, LLC issued on 09/24/14 (proceeds at maturity $233,108,401) (collateralized by a US Treasury Note, due 08/15/22 through 02/15/2023 with a total principal value of $239,100,000 and a total market value of $228,485,721) 0.300%, 10/01/14	$233,122,000	$233,122,000
Total Repurchase Agreements Used for Breakeven Inflation Strategies (Cost $652,650,936)		652,650,936

Repurchase Agreement Used for Cash Management Purposes — 2.1%
Fixed Income Clearing Corp. issued on 09/30/14 (proceeds at maturity $126,675,019) (collateralized by US Treasury Notes, due 07/31/16 through 09/30/19 with a total principal value of $129,535,000 and a total market value of $129,212,463) 0.000%, 10/01/14 (Cost $126,675,019)	126,675,019	126,675,019

US Treasury Bills (k) — 11.2%
US Treasury Bill, due on 10/09/14	10,000,000	9,999,879
US Treasury Bill, due on 10/16/14 (i)	15,120,000	15,119,715
US Treasury Bill, due on 10/30/14	100,000,000	99,996,254
US Treasury Bill, due on 11/06/14	280,000,000	279,987,180
US Treasury Bill, due on 11/20/14	120,000,000	119,992,257
US Treasury Bill, due on 11/28/14	35,000,000	34,996,927
US Treasury Bill, due on 12/11/14	30,000,000	29,999,100
US Treasury Bill, due on 12/18/14 (i)	55,000,000	54,997,910
US Treasury Bill, due on 01/22/15	15,000,000	14,999,175

Total US Treasury Bills (Cost $660,078,397)		660,088,397
Total Short-Term Investments (Cost $1,439,404,352)		1,439,414,352

Total Investments — 110.6% (Cost $6,124,627,672)		6,541,866,342

Liabilities in Excess of Other Assets — (10.6)%		(626,444,806)

Net Assets — 100.0%		$5,915,421,536

	Number of Shares	Value
Securities Sold Short — (12.7)%
Common Stocks — (2.1)%

US Common Stocks — (0.8)%

Hotels, Restaurants & Leisure — (0.1)%
Marriott International Inc.	(95,300)	(6,661,470)

Real Estate Investment Trusts (REITs) — (0.7)%
Alexandria Real Estate Equities, Inc.	(42,900)	(3,163,875)
Federal Realty Investment Trust	(27,700)	(3,281,342)

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Number of Shares	Value

Hospitality Properties Trust	(233,000)	$(6,256,050)
National Retail Properties, Inc.	(91,000)	(3,145,870)
OMEGA Healthcare Investors, Inc.	(370,300)	(12,660,557)
Ryman Hospitality Properties, Inc.	(87,017)	(4,115,904)
Senior Housing Properties Trust	(299,700)	(6,269,724)
		(38,893,322)
Total US Common Stocks (Proceeds $44,110,885)		(45,554,792)

Foreign Common Stocks — (1.3)%

Canada — (0.6)%
Allied Properties Real Estate Investment Trust - REIT (e)	(18,500)	(564,606)
First National Financial Corp.	(167,508)	(3,176,811)
Genworth MI Canada, Inc.	(219,100)	(6,925,434)
Home Capital Group, Inc.	(349,200)	(15,711,584)
RioCan Real Estate Investment Trust - REIT	(278,909)	(6,392,780)
		(32,771,215)
Hong Kong — 0.0%
Hysan Development Co., Ltd.	(210,400)	(973,353)

Japan — (0.4)%
Daiwa Office Investment Corp. - REIT	(600)	(3,239,719)
Hulic Co., Ltd.	(460,800)	(4,877,961)
Japan Prime Realty Investment Corp. - REIT	(1,000)	(3,602,418)
Nippon Building Fund, Inc.	(1,100)	(5,793,389)
Sumitomo Realty & Development Co., Ltd.	(34,000)	(1,211,222)
United Urban Investment Corp. - REIT	(2,100)	(3,223,065)
		(21,947,774)
Mexico — 0.0%
Fibra Uno Administracion SA de CV - REIT	(846,200)	(2,783,598)

United Kingdom — (0.3)%
British Land Co. plc	(550,811)	(6,253,546)
Derwent London plc - REIT	(73,300)	(3,228,841)
Persimmon plc	(441,600)	(9,491,410)
		(18,973,797)
Total Foreign Common Stocks (Proceeds $69,007,768)		(77,449,737)
Total Common Stocks (Proceeds $113,118,653)		(123,004,529)

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Principal Amount	Value
US Treasury Bonds/Notes — (10.6)%
US Treasury Bond 6.125%, 11/15/27	$(58,700,000)	$(80,657,440)
US Treasury Bond 4.750%, 02/15/41	(99,400,000)	(128,754,013)
US Treasury Note 0.625%, 04/30/18	(91,100,000)	(88,701,519)
US Treasury Note 1.625%, 04/30/19	(84,300,000)	(83,983,875)
US Treasury Note 1.625%, 08/15/22	(163,300,000)	(155,058,412)
US Treasury Note 2.000%, 02/15/23	(69,300,000)	(67,248,096)
US Treasury Note 2.500%, 05/15/24	(23,100,000)	(23,114,438)
Total US Treasury Bonds/Notes (Proceeds $631,818,682)		(627,517,793)
Total Securities Sold Short (Proceeds $744,937,335)		$(750,522,322)

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts

	Interest Rate-Related
26	December 2014 30-Year US Treasury Bond	$3,587,611	$3,585,563	$(2,049)
10	December 2014 Ultra Long US Treasury Bond	1,536,900	1,525,000	(11,900)
				(13,949)
	Foreign Currency-Related
324	December 2014 Canadian Dollar	29,520,558	28,861,920	(658,638)
219	December 2014 Swiss Franc	29,372,743	28,686,263	(686,480)
				(1,345,118)
				(1,359,067)

	Short Financial Futures Contracts

	Interest Rate-Related
(2)	December 2014 90-Day Eurodollar	(490,170)	(498,775)	(8,605)
(19)	December 2014 5-Year US Treasury Note	(2,252,640)	(2,246,898)	5,742
(63)	December 2014 10-Year Interest Rate Swap	(6,490,077)	(6,453,562)	36,515
(74)	December 2014 10-Year US Treasury Note	(9,237,956)	(9,223,406)	14,550
(94)	December 2014 5-Year Interest Rate Swap	(9,523,541)	(9,480,781)	42,760
(113)	December 2014 Ultra Long US Treasury Bond	(17,371,069)	(17,232,500)	138,569
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,740,288)	(32,305)
				197,226
	Foreign Currency-Related
(696)	December 2014 Japanese Yen	(82,331,381)	(79,344,000)	2,987,381

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
	Equity-Related
(1,389)	December 2014 S&P 500 e-Mini Index	(137,613,156)	$(136,503,975)	$1,109,181
				$2,934,721

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
10/06/2014	State Street Bank and Trust Co.	USD	338,065	HKD	2,626,086	$(135)
10/31/2014	State Street Bank and Trust Co.	USD	3,733,532	AUD	3,998,000	240,258
						$240,123

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
10/02/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA (c)	USD	$7,659,547	$(1,854,548)
10/02/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (c)	USD	1,380,138	(122,286)
10/02/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (c)	USD	7,626,693	(1,629,980)
10/02/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA (c)	USD	8,764,598	(2,944,875)
10/16/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (c)	USD	108,846	(10,531)
10/17/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (c)	USD	229,731	(24,866)
10/20/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA (c)	USD	316,221	(27,060)
10/20/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (c)	USD	704,398	(55,009)
10/20/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (c)	USD	320,555	(27,619)
10/22/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (c)	USD	373,137	(24,893)

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
10/05/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	DLF, Ltd. (c)	USD	6,303,386	$(1,227,393)
10/05/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Unitech, Ltd. (c)	USD	7,309,606	(1,645,097)
10/19/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Unitech, Ltd. (c)	USD	1,696,388	(429,270)
						(10,023,427)
						$(10,023,427)

ADR	American Depositary Receipt
ASE	American Stock Exchange
AUD	Australian Dollar
CVA	Certification Van Aandelen
EN	Euronext
ETF	Exchange-Traded Fund
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of September 30, 2014.
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of September 30, 2014.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*	Approximately 23% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2014

(b)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2014, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	$23,797,936	$73,479,442
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 – 04/01/13	72,000,000	86,485,215
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 – 01/01/13	117,746,138	176,288,029
Hudson Bay International, Ltd.	Multi-Strategy	07/01/14	180,000,000	180,241,852
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 – 04/01/13	106,000,000	165,397,941
Lone Cascade, LP, Class J	Global Equity	01/03/12 – 01/01/13	17,456,184	27,759,753
Lone Picea, LP, Class E	Long-Short Global	01/02/09 – 01/02/14	4,377,877	5,060,496
Lone Redwood, LP	Long-Short Global	12/29/98	2,642,691	13,932,287
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	656,853
QVT Onshore LP	Multi-Strategy	03/01/12	59,961,981	71,485,980
				800,787,848
Common Stock
AMR Corp.		12/31/13	—	356,641
Total (13.5% of Net Assets)				801,144,489

(c)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(d)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $816,535,492, which represents 13.8% of the fund's net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Zero coupon bond.
(g)	Security in default.
(h)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedules of Investments.
(i)	Security or a portion thereof is held as initial margin for financial futures.
(j)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2014. These positions are therefore grouped into their own industry classification.
(k)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

34

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2014

1.   Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of September 30, 2014, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to TIFF Multi-Asset Fund ("MAF" or the "fund").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.   Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of directors.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities
Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of September 30, 2014, in valuing the fund's assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,429,985,932	$1,290,891,324	$356,641	$2,721,233,897
Participation Notes*	—	12,057,832	—	12,057,832
Corporate Bonds**	—	—	—	—
Asset-Backed Securities	—	48,520,164	—	48,520,164
Mortgage-Backed Securities	—	75,794,455	—	75,794,455
US Treasury Bonds/Notes	1,012,887,601	—	—	1,012,887,601
Exchange-Traded Funds and Mutual Funds	414,208,079	—	—	414,208,079
Private Investment Funds	—	—	800,787,848	800,787,848
Publicly Traded Limited Partnerships	3,948,274	—	—	3,948,274
Preferred Stocks*	—	12,298,910	—	12,298,910
Rights	—	711,314	—	711,314
Warrants	—	3,616	—	3,616
Short-Term Investments	1,439,404,352	—	—	1,439,414,352
Total Investments in Securities	4,300,434,238	1,440,277,615	801,144,489	6,541,866,342
Financial Futures Contracts – Interest Rate Risk	238,136	—	—	238,136
Financial Futures Contracts – Equity Risk	1,109,181	—	—	1,109,181
Financial Futures Contracts – Foreign Currency Risk	2,987,381	—	—	2,987,381
Forward Currency Contracts – Foreign Currency Risk	240,258	—	—	240,258
Total Other Financial Instruments	4,574,956	—	—	4,574,956
Total Assets	$4,305,009,194	$1,440,277,615	$801,144,489	$6,546,441,298
Liabilities
Common Stocks Sold Short*	$(81,109,605)	$(41,894,924)	$—	$(123,004,529)
US Treasury Bonds/Notes Sold Short	(627,517,793)	—	—	(627,517,793)
Total Securities Sold Short	(708,627,398)	(41,894,924)	—	(750,522,322)
Financial Futures Contracts – Interest Rate Risk	(54,859)	—	—	(54,859)
Financial Futures Contracts – Foreign Currency Risk	(1,345,118)	—	—	(1,345,118)
Forward Currency Contracts – Foreign Currency Risk	(135)	—	—	(135)
Swap Contracts – Equity Risk	—	(10,023,427)	—	(10,023,427)
Total Other Financial Instruments	(1,400,112)	(10,023,427)	—	(11,423,539)
Total Liabilities	$(710,027,510)	$(51,918,351)	$—	$(761,945,861)

*	Securities categorized as Level 2 primarily include listed foreign equities or participation notes whose value has been adjusted with factors to reflect changes to foreign markets after market close.
**	Securities in this category have a market value of zero and are categorized as Level 3.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ending September 30, 2014.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/14 for the period ended 9/30/14
Common Stocks*	$3,165,515	$-	$-	$(144,808)	$-	$(2,664,066)	$-	$-	$356,641	$(144,808)
Private Investment Funds	844,862,924	-	66,518,070	(81,691,273)	181,959,528	(210,861,401)	-	-	800,787,848	(733,415)
Corporate Bonds*	-	-	-	-	-	-	-	-	-	-
Total	$848,028,439	$-	$66,518,070	$(81,836,081)	$181,959,528	$(213,525,467)	$-	$-	$801,144,489	$(878,223)

* There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the TIP board of directors, and the TIP Valuation Committee, which was established to serve as an agent of the Board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As September 30, 2014	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average

Common Stocks and Corporate Bonds	$—	Last market price	Discount(%)	100%	100%
	356,641	Corporate Action Model	None	–	–
Private Investment Funds	$800,787,848	Adjusted net asset value	Manager estimates	(6.35)% – 2.40%	(0.34)%
			Market returns*	(2.56)% – 0.06%	(1.23)%

* Weighted by estimated exposure to chosen indices or exchange-traded funds

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds. The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)(b)	$588,637,371	quarterly, annually	45-90 days
Long-Short Global (c)	184,390,724	quarterly	30-90 days
Global Equity (d)	27,759,753	quarterly	30 days
Total	$800,787,848

(a) This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.

(b) This strategy includes $656,853 of illiquid investments in liquidation. The fund expects to receive distributions on a bi-monthly basis over the next one to three years.

(c) This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.

(d) This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3. Derivatives and Other Financial Instruments

During the period ended September 30, 2014, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in two ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets; and (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day. The fund's holdings of swaps at the end of the period are indicative of the types of positions held throughout the period. The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, however, the number and magnitude of the positions held at the end of the period are expected to be indicative of the number and magnitude of the positions during the upcoming period.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund's holdings of options at the end of the period are indicative of the types of positions held throughout the period. The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, however, the number and magnitude of the positions held at the end of the period are expected to be indicative of the number and magnitude of the positions during the upcoming period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended September 30, 2014, the fund had following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	214,820	$96,135
Options written	—	—
Options terminated in closing purchase transactions	(21,600)	(20,817)
Options assigned	(193,220)	(75,318)
Options outstanding at September 30, 2014	—	$—

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period. The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, however, the number and magnitude of the positions held at the end of the period are expected to be indicative of the number and magnitude of the positions during the upcoming period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 5, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category, as of September 30, 2014. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund's derivative activity throughout the reporting period.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2014, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Rights	$—	$—	$—	$711,314	$711,314
Warrant	—	—	—	3,616	3,616
Forward Contracts	—	240,258	—	—	240,258
Futures Contracts	238,136	2,987,381	—	1,109,181	4,334,698
Total Value - Assets	$238,136	$3,227,639	$—	$1,824,111	$5,289,886
Liability Derivatives
Swap Contracts	$—	$—	$—	$(10,023,427)	$(10,023,427)
Forward Contracts	—	(135)	—	—	(135)
Futures Contracts	(54,859)	(1,345,118)	—	—	(1,399,977)
Total Value - Liabilities	$(54,859)	$(1,345,253)	$—	$(10,023,427)	$(11,423,539)

4.    Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2014, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at September 30, 2014, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$588,983,035	$(410,345,554)	$178,637,481	$6,363,228,861

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2014.

5.    Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2014, were as follows:

Description	Face Value
Barclays Capital, Inc., 0.06%, dated 09/30/14, to be repurchased on 10/07/14 at $105,602,222	$105,600,990

For the period ended September 30, 2014, the average balance outstanding was $114,243,069 and the average interest rate was 0.08%.

6. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in U.S. Government securities. Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

7. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund's financial statements.

TIFF Short-Term Fund / schedule of investments (UNAUDITED)*
September 30, 2014

	Principal Amount	Value
Investments — 97.3% of net assets

Short-Term Investments — 97.3%

Repurchase Agreement Used for Cash Management Purposes — 3.1%
Fixed Income Clearing Corp. issued on 09/30/14 (proceeds at maturity $3,029,371) (collateralized by US Treasury Notes, due 07/31/16 through 09/30/19 with a total principal value of $3,100,000 and a total market value of $3,097,863) (Cost $3,029,371) 0.000%, 10/01/14	$3,029,371	$3,029,371

US Treasury Bills — 94.2%
US Treasury Bill, due on 10/23/14 (a)	1,000,000	999,970
US Treasury Bill, due on 10/30/14 (a)	14,000,000	13,999,493
US Treasury Bill, due on 11/06/14 (a)	10,000,000	9,999,550
US Treasury Bill, due on 11/28/14 (a)	10,000,000	9,999,154
US Treasury Bill, due on 12/04/14 (a)	24,000,000	23,999,352
US Treasury Bill, due on 12/11/14 (a)	2,000,000	1,999,940
US Treasury Bill, due on 12/18/14 (a)	22,000,000	21,999,164
US Treasury Bill, due on 01/08/15 (a)	2,000,000	1,999,904
US Treasury Bill, due on 01/15/15 (a)	2,000,000	1,999,896
US Treasury Bill, due on 01/22/15 (a)	3,000,000	2,999,835
US Treasury Bill, due on 03/19/15 (a)	2,000,000	1,999,694

Total US Treasury Bills (Cost $91,991,059)		91,995,952
Total Short-Term Investments (Cost $95,020,430)		95,025,323

Total Investments — 97.3% (Cost $95,020,430)		95,025,323

Other Assets in Excess of Liabilities — 2.7%		2,684,201

Net Assets — 100.0%		$97,709,524

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

1

TIFF SHORT-TERM FUND	September 30, 2014
NOTES TO SCHEDULE OF INVESTMENTS
(UNAUDITED)

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of September 30, 2014, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to TIFF Short-Term Fund ("STF" or the "fund").

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1	– quoted prices in active markets for identical assets and liabilities
Level 2	– other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending September 30, 2014, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2014, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at September 30, 2014, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$4,893	$0	$4,893	$95,020,430

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2014.

4. Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Fund invests in U.S. Government securities. Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund's financial statements.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	11/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	11/25/14

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	11/25/14